Non-Public

                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2010

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: TradeLink LLC
Address:  71 S. Wacker Dr. Suite 1900 Chicago, IL 60606

13 File Number: 028-12778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: Terry J. Regas
Title: Director of Compliance
Phone: 312-264-2000
Signature, Place and Date of Signing: Terry J. Regas
71 S. Wacker Dr. Suite 1900 Chicago, IL 60606. 11/11/10



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 45252

                                                                FORM 13F INFORMATION TABLE
                                                                VALUE   SHARES/ SH/    PUT/     INVSTMT OTHER   VOTING AUTH
NAME OF ISSUER                TITLE OF CLASS    CUSIP          (x1000)  PRN AMT PRN    CALL     DISC	MAN.    SOLE  SHARED NONE
-------------------           ----------------  --------       -------- ------  --     ---      ----    ------- ------- ---
BALLARD PWR SYSTEMS INC COM	Common Stock	058586108	24	15000	SH		Sole	0	Sole
S&P 500				Option 		464287900	4119	5834		Call 	Sole	0	Sole
S&P 500				Option 		464287950	24769	8910		Put	Sole	0	Sole
BIOCRYST PHARMACEUTICALS	Common Stock	09058V103	71	12000	SH		Sole	0	Sole
EVERGREEN SOLAR INC  COM	Common Stock	30033R108	7	10000	SH		Sole	0	Sole
GENVEC INC           COM	Common Stock	37246C109	5	10000	SH		Sole	0	Sole
ISHARES SILVER TR		ISHARES		46428Q109	14562	799683	SH		Sole	0	Sole
iShares Silver Trust ETF	Option 		46428Q909	81	1221		Call 	Sole	0	Sole
MARKET VECTORS ETF TR		GOLD MINER ETF	57060U100	260	5000	SH		Sole	0	Sole
MARKET VECTR JR GLD ETF ETF	JR GLD MNRS ETF 57060U589	273	10000	SH		Sole	0	Sole
MORGAN STANLEY ETF		Common Stock	61747W257	280	7000	SH		Sole	0	Sole
ULTRA SHORT QQQ			Common Stock	74347R875	240	12000	SH		Sole	0	Sole
ULTRASHORT S&P 500 PROSHARES	Common Stock	74347R883	527	14000	SH		Sole	0	Sole
DRYSHIPS INC			Common Stock	Y2109Q101	36	10000	SH		Sole	0	Sole



S REPORT SUMMARY                14 DATA RECORDS          45252     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Non-Public